Long-term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) DerivativeInstrument	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 22, 2022 USD ($)
Debt Instrument [Line Items]
Restricted cash	$ 2,198,775	$ 1,308,971	$ 1,589,768
Term loan financial covenants, cash requirement	12,197,611
Amortization of debt issuance costs	$ 1,157,804	$ 698,364	$ 885,191
Debt,weighted average interest rate	2.88%	3.58%	4.91%
Interest expense, debt, total	$ 8,684,097	$ 12,116,941	$ 19,999,902
Interest costs capitalized	20,060	$ 168,344	$ 97,620
Long-term Debt, Gross	2,679,214
Outstanding Balance Of Loan	$ 44,666,018
Debt instrument Payment terms	24
Subsequent Event [Member]
Debt Instrument [Line Items]
Drawn Amount				$ 59,400,000
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio	135.00%
Percentage of total debt to total market value adjusted assets	80.00%
Percentage of dividends paid to free cash flow	50.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio	120.00%
EBITDA to interest expense ratio | DerivativeInstrument	2.5
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%